Related Party Transactions	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Related Party Transactions
Related Party Transactions

Related Party Transactions with Travelport and its Subsidiaries

We had amounts due from Travelport of $15.5 million at December 31, 2014. Amounts due to or from Travelport are generally settled on a net basis.

At December 31, 2013, 48% of the shares of our common stock outstanding were beneficially owned by Travelport and the investment funds that indirectly own Travelport. In the second quarter and early third quarter of 2014, Travelport sold a majority of its shares of our common stock and after its secondary common stock offering on July 22, 2014, beneficially owns less than 1% of shares of our common stock as of December 31, 2014 and is no longer considered a related party (see Note 1 - Organization and Basis of Presentation in the Notes to Consolidated Financial Statements).

The following table summarizes the related party transactions with Travelport and its subsidiaries through July 22, 2014, reflected in our Consolidated Statement of Operations:

Year Ended December 31,
2014
(in thousands)
Net revenue (a)	$54,969
Cost of revenue	59
Marketing expense	58

(a)	Net revenue includes incentive revenue for segments processed through Galileo and Worldspan, both of which are subsidiaries of Travelport.

Master License Agreement

We entered into a Master License Agreement with Travelport at the time of the IPO. Pursuant to this agreement, Travelport licenses certain of our intellectual property and pays us fees for related maintenance and support services. The licenses include our supplier link technology; portions of ebookers’ booking, search and vacation package technologies; certain of our products and online booking tools for corporate travel; portions of our private label vacation package technology; and our extranet supplier connectivity functionality.

The Master License Agreement granted us the right to use a corporate online booking product developed by Travelport. We have entered into a value added reseller license with Travelport for this product.

GDS Service Agreement

In connection with the IPO, we entered into the Travelport GDS Service Agreement, which terminated in February 2014. The Travelport GDS Service Agreement was structured such that we earned incentive revenue for each air, car and hotel segment that was processed through the Travelport GDSs. This agreement required that we process a certain minimum number of segments for our domestic brands through the Travelport GDSs each year. We were not subject to these minimum volume thresholds to the extent that we processed all eligible segments through the Travelport GDS.

In February 2014, the Company entered into an agreement with Travelport for the provision of GDS services, which terminated and replaced our prior Travelport GDS service agreement (the “New Travelport GDS Service Agreement”). Under the New Travelport GDS Service Agreement, Orbitz was obligated in 2014 to use only Travelport GDSs for all air and car segments booked on its domestic agencies and was subject to certain other exclusivity obligations for its segments booked in Europe and other markets as defined in the New Travelport GDS Service Agreement. The Company was required to pay a fee for each segment not booked through Travelport GDSs in 2014 subject to exclusivity obligations discussed above. However, beginning January 1, 2015, the Company is no longer subject to exclusivity obligations. Under the New Travelport GDS Service Agreement, beginning in 2015, we are obligated to provide certain levels of volume over the contract period and may be subject to pay shortfall payments in certain cases if we fail to meet volume commitments. The agreement terminates on December 31, 2018.

No payments were required to be made to Travelport related to the minimum segment requirements for our domestic and European brands for the year ended December 31, 2014.

Corporate Travel Agreement

We provide corporate travel management services to Travelport and its subsidiaries.